Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended																																		3 Months Ended	12 Months Ended																																		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Operations-related	Dec. 31, 2012 Operations-related	Dec. 31, 2011 Operations-related	Dec. 31, 2013 Transaction-related [Member]	Dec. 31, 2013 PBWM Germany	Dec. 31, 2012 PBWM Germany	Dec. 31, 2011 PBWM Germany	Dec. 31, 2013 PBWM Germany Operations-related	Dec. 31, 2012 PBWM Germany Operations-related	Dec. 31, 2011 PBWM Germany Operations-related	Dec. 31, 2013 ETF business	Dec. 31, 2012 ETF business	Dec. 31, 2011 ETF business	Dec. 31, 2013 ETF business Operations-related	Dec. 31, 2012 ETF business Operations-related	Dec. 31, 2011 ETF business Operations-related	Dec. 31, 2013 ETF business Transaction-related [Member]	Dec. 31, 2013 Strategic Partners	Dec. 31, 2012 Strategic Partners	Dec. 31, 2011 Strategic Partners	Dec. 31, 2013 Strategic Partners Operations-related	Dec. 31, 2012 Strategic Partners Operations-related	Dec. 31, 2011 Strategic Partners Operations-related	Dec. 31, 2013 Strategic Partners Transaction-related [Member]	Dec. 31, 2013 CFIG	Dec. 31, 2012 CFIG	Dec. 31, 2011 CFIG	Dec. 31, 2013 CFIG Operations-related	Dec. 31, 2012 CFIG Operations-related	Dec. 31, 2011 CFIG Operations-related	Dec. 31, 2013 CFIG Transaction-related [Member]	Mar. 31, 2014 CFIG Transaction-related [Member] Forecast/Estimate	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2013 Bank Operations-related	Dec. 31, 2012 Bank Operations-related	Dec. 31, 2011 Bank Operations-related	Dec. 31, 2013 Bank Transaction-related [Member]	Dec. 31, 2013 Bank PBWM Germany	Dec. 31, 2012 Bank PBWM Germany	Dec. 31, 2011 Bank PBWM Germany	Dec. 31, 2013 Bank PBWM Germany Operations-related	Dec. 31, 2012 Bank PBWM Germany Operations-related	Dec. 31, 2011 Bank PBWM Germany Operations-related	Dec. 31, 2013 Bank ETF business	Dec. 31, 2012 Bank ETF business	Dec. 31, 2011 Bank ETF business	Dec. 31, 2013 Bank ETF business Operations-related	Dec. 31, 2012 Bank ETF business Operations-related	Dec. 31, 2011 Bank ETF business Operations-related	Dec. 31, 2013 Bank ETF business Transaction-related [Member]	Dec. 31, 2013 Bank Strategic Partners	Dec. 31, 2012 Bank Strategic Partners	Dec. 31, 2011 Bank Strategic Partners	Dec. 31, 2013 Bank Strategic Partners Operations-related	Dec. 31, 2012 Bank Strategic Partners Operations-related	Dec. 31, 2011 Bank Strategic Partners Operations-related	Dec. 31, 2013 Bank Strategic Partners Transaction-related [Member]	Dec. 31, 2013 Bank CFIG	Dec. 31, 2012 Bank CFIG	Dec. 31, 2011 Bank CFIG	Dec. 31, 2013 Bank CFIG Operations-related	Dec. 31, 2012 Bank CFIG Operations-related	Dec. 31, 2011 Bank CFIG Operations-related	Dec. 31, 2013 Bank CFIG Transaction-related [Member]	Mar. 31, 2014 Bank CFIG Transaction-related [Member] Forecast/Estimate
Income/(loss) from discontinued operations (CHF million)
Net revenues				233	288	284					52	54	61				29	53	36					33	60	42					114	116	127						233	288	284					52	54	61				29	53	36					33	60	42					114	116	127
Operating expenses				158	296	294	93				71	108	98				23	49	50	11				8	38	30	22				51	88	98	56					158	296	294	93				71	108	98				23	49	50	11				8	38	30	22				51	88	98	56
Gain/(loss) on disposal							237													146							91								90							237													146							91								90
Income tax expense/(benefit)	75	31	15	38	32	15	36				(6)	2	(11)				5	2	(2)	21				10	15	7	40				29	16	21	(24)		75	31	15	38	32	15	36				(6)	2	(11)				5	2	(2)	21				10	15	7	40				29	16	21	(24)
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)	37	(40)	(25)	108	(13)	(56)	(26)	(13)	(56)	(26)	115	2	(12)	1	2	(12)	114	44	7	5	15	7	5	29	2	12	8	34	12	8	(32)		145	(40)	(25)	37	(40)	(25)	108	(13)	(56)	(26)	(13)	(56)	(26)	115	2	(12)	1	2	(12)	114	44	7	5	15	7	5	29	2	12	8	34	12	8	(32)